Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Liabilities Abstract
Payroll payable	$ 1,884	$ 1,046
Value added taxes and other taxes payable	993	144
Subscription amount received for unvested restricted shares	913	1,318
Technical service fee payable	438
Other accrued expenses	621	379
Total	$ 4,849	$ 2,887